Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Accounts Receivable [Abstract]
Trade receivables	$ 11,900	$ 817
Harmonized sales taxes receivable	4,741	2,526
Accrued investment income		241
Government programs	168	80
Other accounts receivable		96
Less: Provision for doubtful accounts	(268)	(24)
Accounts receivable	$ 16,541	$ 3,736